Earnings (Loss) Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following table sets forth the computation of basic and diluted earnings per share of common stock:

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
	(Dollars in millions, except share data)

Net income	$47	$46	$86	$78
Deferred cumulative preferred stock dividends	(8)	(7)	(16)	(15)
Net income applicable to common stock	$39	$39	$70	$63
Weighted average shares
Weighted average common shares outstanding	56,574,796	56,436,026	56,544,256	56,410,880
Effect of dilutive securities
May Investor warrants (1)	349,539	299,391	327,307	266,118
Stock-based awards	826,895	429,655	751,518	294,135
Weighted average diluted common shares	57,751,230	57,165,072	57,623,081	56,971,133
Earnings per common share
Basic earnings per common share	$0.67	$0.69	$1.23	$1.12
Effect of dilutive securities
Stock-based awards	(0.01)	(0.01)	(0.02)	(0.01)
Diluted earnings per share	$0.66	$0.68	$1.21	$1.11

(1)	Exercise price of $10.00 per share and a fair value of $9 million at June 30, 2016.

The following table sets forth the computation of basic and diluted earnings (loss) per share of common stock.

	For the Years Ended December 31,
	2015	2014	2013
	(In millions, except share data)
Net income (loss)	$158	$(69)	$267
Less: preferred stock dividend/accretion	—	(1)	(6)
Net income (loss) from continuing operations	158	(70)	261
Deferred cumulative preferred stock dividends	(30)	(26)	(14)
Net income (loss) applicable to Common Stockholders	$128	$(96)	$247
Weighted Average Shares
Weighted average common shares outstanding	56,426,977	56,246,528	56,063,282
Effect of dilutive securities
May Investor Warrants (1)	305,484	—	237,412
Stock-based awards	432,062	—	217,487
Weighted average diluted common shares	57,164,523	56,246,528	56,518,181
Earnings (loss) per common share
Basic earnings (loss) per common share	$2.27	$(1.72)	$4.40
Effect of dilutive securities
May Investor Warrants	(0.01)	—	(0.02)
Stock-based awards	(0.02)	—	(0.01)
Diluted earnings (loss) per common share	$2.24	$(1.72)	$4.37

(1)	Includes the May Warrants at an exercise price of $10.00 per share and a fair value of $8 million and $11 million at December 31, 2015 and 2013, respectively.